Commitments and Contingencies - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Amortization of right-of-use assets	$ 31	$ 31	$ 92	$ 92	$ 123
Interest on lease liabilities	4	9	19	31	40
Total finance lease cost	35	40	111	123	163
Operating lease cost	91	124	272	372	473
Short-term lease cost	49	58	160	173	232
Variable lease cost	14	14	41	35	48
Less: sublease income	(40)	(25)	(93)	(75)	(84)
Total lease costs	$ 149	$ 211	$ 491	$ 628	$ 832